Cash Distributions and Earnings per Unit	12 Months Ended
Dec. 31, 2013
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Abstract]
Cash Distributions And Earnings Per Unit
NOTE 19 - CASH DISTRIBUTIONS AND EARNINGS PER UNIT
The partnership agreement of Navios Partners requires that all available cash is distributed quarterly, after deducting expenses, including estimated maintenance and replacement capital expenditures and reserves. Distributions may be restricted by, among other things, the provisions of existing and future indebtedness, applicable partnership and limited liability company laws and other laws and regulations. The amount of the minimum quarterly distribution is $0.35 per unit or $1.40 per unit per year and is made in the following manner:

       •             First, 98% to all unitholders;

Thereafter there is incentive distribution rights held by the General Partner, which are analyzed as follows:

		Marginal Percentage Interest in Distributions

	Total Quarterly Distribution Target Amount	Common and Subordinated Unitholders	General Partner
Minimum Quarterly Distribution	$0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	Above $0.525	50%	50%

On January 21, 2011, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2010 of $0.43 per unit. The distribution was paid on February 14, 2011 to all holders of record of common, subordinated and general partner units (not including holders of subordinated Series A units) on February 9, 2011. The aggregate amount of the declared distribution was $21,901.

On April 18, 2011, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2011 of $0.43 per unit. The distribution was paid on May 11, 2011 to all holders of record of common, subordinated and general partner units (not including holders of subordinated Series A units) on May 5, 2011. The aggregate amount of the declared distribution was $23,939.

On July 25, 2011, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2011 of $0.44 per unit. The distribution was paid on August 11, 2011 to all holders of record of common, subordinated and general partner units (not including holders of subordinated Series A units) on August 5, 2011. The aggregate amount of the declared distribution was $24,829.

On October 21, 2011, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended September 30, 2011 of $0.44 per unit. The distribution was paid on November 11, 2011 to all holders of record of common, subordinated and general partner units (not including holders of subordinated Series A units) on November 8, 2011. The aggregate amount of the declared distribution was $24,829.

On January 24, 2012, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2011 of $0.44 per unit. The distribution was paid on February 14, 2012 to all holders of record of common and general partner units (not including holders of subordinated Series A units) on February 9, 2012. The aggregate amount of the declared distribution was $24,829.

On April 25, 2012, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2012 of $0.44 per unit. The distribution was paid on May 14, 2012 to all holders of record of common and general partner units (not including holders of subordinated Series A units) on May 10, 2012. The aggregate amount of the declared distribution was $26,923.

On July 23, 2012, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2012 of $0.4425 per unit. The distribution was paid on August 13, 2012 to all holders of record of common and general partner units on August 8, 2012. The aggregate amount of the declared distribution was $27,563.

On October 18, 2012, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended September 30, 2012 of $0.4425 per unit. The distribution was paid on November 13, 2012 to all holders of record of common and general partner units on November 8, 2012. The aggregate amount of the declared distribution was $27,563.

On January 21, 2013, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2012 of $0.4425 per unit. The distribution was paid on February 14, 2013 to all holders of record of common and general partner units on February 8, 2013, which included the unitholders from the common unit offering in February 2013. The aggregate amount of the declared distribution was $29,936.

On April 22, 2013, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2013 of $0.4425 per unit. The distribution was paid on May 14, 2013 to all holders of record of common and general partner units on May 10, 2013. The aggregate amount of the declared distribution was $29,936.

On July 22, 2013, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2013 of $0.4425 per unit. The distribution was paid on August 13, 2013 to all holders of record of common and general partner units on August 8, 2013. The aggregate amount of the declared distribution was $29,936.

On October 25, 2013, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended September 30, 2013 of $0.4425 per unit. The distribution was paid on November 13, 2013 to all holders of record of common and general partner units on November 8, 2013. The aggregate amount of the declared distribution was $32,573.

Navios Partners calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners' partnership agreement. Basic earnings net income per unit is determined by dividing net income by the weighted average number of units outstanding during the period. Diluted earnings per unit is calculated in the same manner as net income per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. There were no options or phantom units outstanding during the years ended December 31, 2013, 2012 and 2011.

The calculations of the basic and diluted earnings per unit are presented below.

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net income	$59,006	$95,898	$65,335
Earnings attributable to:
Common unit holders	55,949	93,566	60,506
Subordinated unit holders	—	—	3,522
Subordinated Series A unit holders	—	—	—
Weighted average units outstanding (basic and diluted)
Common unit holders	66,317,588	58,008,617	45,409.807
Subordinated unit holders	—	—	7,621,843
Subordinated Series A unit holders	—	—	1,000,000
Earnings per unit (basic and diluted):
Common unit holders	$0.84	$1.61	$1.33
Subordinated unit holders	$—	$—	$0.46
Earnings per unit — distributed (basic and diluted):
Common unit holders	$1.82	$1.79	$1.76
Subordinated unit holders	$—	$—	$1.75
Loss per unit — undistributed (basic and diluted):
Common unit holders	$(0.98)	$(0.18)	$(0.43)
Subordinated unit holders	$—	$—	$(1.29)